Schedule of Investments (unaudited)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	43,175	$ 7,164,028
Curtiss-Wright Corp.	24,428	4,079,232
General Dynamics Corp.	76,042	18,866,781
L3Harris Technologies, Inc.	60,817	12,662,708
Lockheed Martin Corp.	105,805	51,473,074
Mercury Systems, Inc.(a)(b)	21,448	959,583
Northrop Grumman Corp.(b)	66,625	36,351,266
TransDigm Group, Inc.	15,530	9,778,464
		141,335,136
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	40,534	3,711,293
Expeditors International of Washington, Inc.	101,669	10,565,442
		14,276,735
Auto Components — 0.1%
Fox Factory Holding Corp.(a)	27,021	2,465,126
Gentex Corp.	68,986	1,881,248
Visteon Corp.(a)	17,920	2,344,474
		6,690,848
Automobiles — 1.9%
Harley-Davidson, Inc.	53,412	2,221,939
Tesla, Inc.(a)	1,714,958	211,248,527
		213,470,466
Banks — 0.2%
Bank of Hawaii Corp.	13,630	1,057,143
Cathay General Bancorp	24,560	1,001,802
Commerce Bancshares, Inc.	49,530	3,371,507
Cullen/Frost Bankers, Inc.	27,520	3,679,424
East West Bancorp, Inc.	46,016	3,032,454
First Financial Bankshares, Inc.	44,060	1,515,664
First Horizon Corp.	225,743	5,530,704
Fulton Financial Corp.	52,322	880,579
Glacier Bancorp, Inc.	38,313	1,893,429
Hancock Whitney Corp.	27,983	1,354,097
International Bancshares Corp.	20,513	938,675
United Bankshares, Inc.	40,578	1,643,003
Washington Federal, Inc.	22,073	740,549
		26,639,030
Beverages — 2.8%
Boston Beer Co., Inc., Class A, NVS(a)(b)	4,241	1,397,495
Brown-Forman Corp., Class B, NVS	64,103	4,210,285
Celsius Holdings, Inc.(a)	25,800	2,684,232
Coca-Cola Co.	1,615,996	102,793,506
Constellation Brands, Inc., Class A	57,951	13,430,144
Keurig Dr Pepper, Inc.	271,126	9,668,353
Monster Beverage Corp.(a)	243,076	24,679,506
PepsiCo, Inc.	880,032	158,986,581
		317,850,102
Biotechnology — 4.6%
AbbVie, Inc.	1,129,670	182,565,969
Amgen, Inc.	340,872	89,526,622
Arrowhead Pharmaceuticals, Inc.(a)	32,563	1,320,755
Biogen, Inc.(a)	43,119	11,940,514
Exelixis, Inc.(a)	205,868	3,302,123
Gilead Sciences, Inc.	801,176	68,780,960
Halozyme Therapeutics, Inc.(a)	86,398	4,916,046
Incyte Corp.(a)	117,815	9,462,901
Moderna, Inc.(a)	211,134	37,923,889
Neurocrine Biosciences, Inc.(a)	61,426	7,336,721
Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	68,445	$ 49,382,383
United Therapeutics Corp.(a)	29,069	8,083,798
Vertex Pharmaceuticals, Inc.(a)	163,867	47,321,512
		521,864,193
Building Products — 0.3%
Builders FirstSource, Inc.(a)	94,064	6,102,872
Carlisle Cos., Inc.	33,049	7,787,997
Lennox International, Inc.(b)	12,793	3,060,470
Masco Corp.	102,248	4,771,914
Owens Corning	32,186	2,745,466
Simpson Manufacturing Co., Inc.	27,229	2,414,123
Trex Co., Inc.(a)(b)	37,227	1,575,819
		28,458,661
Capital Markets — 1.3%
Affiliated Managers Group, Inc.	15,920	2,522,206
Ameriprise Financial, Inc.	67,918	21,147,628
Cboe Global Markets, Inc.	44,620	5,598,471
Charles Schwab Corp.	575,226	47,893,317
Evercore, Inc., Class A	11,438	1,247,657
FactSet Research Systems, Inc.	14,597	5,856,462
Federated Hermes, Inc., Class B	37,225	1,351,640
Interactive Brokers Group, Inc., Class A	36,808	2,663,059
Jefferies Financial Group, Inc.(b)	117,059	4,012,782
MarketAxess Holdings, Inc.	11,776	3,284,209
Moody’s Corp.	47,364	13,196,558
MSCI, Inc., Class A	29,158	13,563,427
Nasdaq, Inc.	138,707	8,509,674
Raymond James Financial, Inc.	123,563	13,202,706
SEI Investments Co.	65,386	3,812,004
		147,861,800
Chemicals — 1.7%
Air Products and Chemicals, Inc.	141,748	43,695,239
Albemarle Corp.	74,802	16,221,562
Ashland, Inc.	21,316	2,292,109
Cabot Corp.	35,859	2,396,816
CF Industries Holdings, Inc.	125,242	10,670,618
Chemours Co.	54,845	1,679,354
Corteva, Inc.	316,153	18,583,473
FMC Corp.	80,299	10,021,315
Ingevity Corp.(a)	22,420	1,579,265
Linde PLC	192,613	62,826,508
Mosaic Co.	217,028	9,521,018
NewMarket Corp.	2,351	731,420
Olin Corp.	81,392	4,308,892
RPM International, Inc.	82,410	8,030,855
Valvoline, Inc.	52,195	1,704,167
Westlake Corp.(b)	21,954	2,251,163
		196,513,774
Commercial Services & Supplies — 0.7%
Brink’s Co.	13,916	747,428
Cintas Corp.	32,534	14,693,005
Clean Harbors, Inc.(a)	32,081	3,661,084
Copart, Inc.(a)	273,591	16,658,956
IAA, Inc.(a)	55,263	2,210,520
MSA Safety, Inc.	13,408	1,933,300
Republic Services, Inc.	72,152	9,306,886
Rollins, Inc.	147,692	5,396,666
Tetra Tech, Inc.	19,337	2,807,539
Waste Management, Inc.	140,750	22,080,860
		79,496,244

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 0.3%
Arista Networks, Inc.(a)	158,160	$ 19,192,716
Calix, Inc.(a)	36,379	2,489,415
Motorola Solutions, Inc.	58,765	15,144,328
		36,826,459
Construction & Engineering — 0.2%
AECOM	48,057	4,081,481
Dycom Industries, Inc.(a)	12,804	1,198,454
EMCOR Group, Inc.	30,380	4,499,582
Quanta Services, Inc.	91,218	12,998,565
Valmont Industries, Inc.	13,639	4,510,008
		27,288,090
Construction Materials — 0.1%
Eagle Materials, Inc.	23,527	3,125,562
Vulcan Materials Co.	50,081	8,769,684
		11,895,246
Consumer Finance — 0.4%
American Express Co.	187,112	27,645,798
Discover Financial Services	101,419	9,921,821
FirstCash Holdings, Inc.	23,931	2,079,843
SLM Corp.	159,856	2,653,610
		42,301,072
Containers & Packaging — 0.1%
AptarGroup, Inc.	19,605	2,156,158
Silgan Holdings, Inc.	53,319	2,764,057
Sonoco Products Co.	31,683	1,923,475
		6,843,690
Distributors — 0.1%
Genuine Parts Co.	64,682	11,222,974
Pool Corp.(b)	15,757	4,763,814
		15,986,788
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(a)	19,549	2,065,547
H&R Block, Inc.	99,228	3,622,814
Service Corp. International	98,274	6,794,665
		12,483,026
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.(a)	80,198	4,122,177
Electric Utilities — 0.2%
IDACORP, Inc.	17,076	1,841,647
NRG Energy, Inc.	69,394	2,208,117
OGE Energy Corp.	127,732	5,051,800
PG&E Corp.(a)(b)	1,026,227	16,686,451
PNM Resources, Inc.	33,914	1,654,664
		27,442,679
Electrical Equipment — 0.2%
Acuity Brands, Inc.	10,310	1,707,439
AMETEK, Inc.	73,180	10,224,710
Hubbell, Inc.	34,262	8,040,606
nVent Electric PLC	106,328	4,090,438
SunPower Corp.(a)(b)	30,600	551,718
Vicor Corp.(a)	6,131	329,541
		24,944,452
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	379,795	28,917,591
Belden, Inc.	27,293	1,962,367
CDW Corp.	54,514	9,735,110
Cognex Corp.	57,509	2,709,249
Keysight Technologies, Inc.(a)	61,747	10,563,059
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	9,828	$ 2,164,126
National Instruments Corp.	50,102	1,848,764
Novanta, Inc.(a)	22,778	3,094,847
		60,995,113
Energy Equipment & Services — 0.3%
ChampionX Corp.	127,233	3,688,485
NOV, Inc.	250,381	5,230,459
Schlumberger Ltd.	481,367	25,733,880
		34,652,824
Entertainment — 0.3%
Activision Blizzard, Inc.	269,351	20,618,819
Electronic Arts, Inc.	113,688	13,890,400
World Wrestling Entertainment, Inc., Class A	27,645	1,894,235
		36,403,454
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	157,639	33,397,399
Brixmor Property Group, Inc.	93,939	2,129,597
Corporate Office Properties Trust	37,247	966,187
CubeSmart	77,309	3,111,687
EastGroup Properties, Inc.	15,322	2,268,575
Extra Space Storage, Inc.	42,872	6,309,901
First Industrial Realty Trust, Inc.	43,074	2,078,751
Iron Mountain, Inc.	117,020	5,833,447
Lamar Advertising Co., Class A	31,231	2,948,206
Life Storage, Inc.	33,186	3,268,821
National Retail Properties, Inc.	60,514	2,769,121
National Storage Affiliates Trust	25,444	919,037
Omega Healthcare Investors, Inc.	73,131	2,044,011
PotlatchDeltic Corp.	29,421	1,294,230
Public Storage	62,596	17,538,773
Rayonier, Inc.(b)	51,446	1,695,660
Rexford Industrial Realty, Inc.	66,934	3,657,274
SBA Communications Corp.(b)	38,641	10,831,459
STORE Capital Corp.	81,292	2,606,222
VICI Properties, Inc.	349,887	11,336,339
Weyerhaeuser Co.	267,860	8,303,660
		125,308,357
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	49,089	3,247,728
Casey’s General Stores, Inc.	23,766	5,331,902
Costco Wholesale Corp.	186,552	85,160,988
Fresh Market, Inc. Escrow(a)(c)	3,194	—
Performance Food Group Co.(a)	44,651	2,607,172
Sprouts Farmers Market, Inc.(a)	36,431	1,179,272
		97,527,062
Food Products — 1.2%
Archer-Daniels-Midland Co.	171,548	15,928,232
Campbell Soup Co.	75,524	4,285,987
Darling Ingredients, Inc.(a)	102,423	6,410,655
Flowers Foods, Inc.	77,166	2,217,751
General Mills, Inc.	258,632	21,686,293
Hershey Co.	93,796	21,720,340
Hormel Foods Corp.	132,867	6,052,092
Kellogg Co.	89,724	6,391,938
Lamb Weston Holdings, Inc.	91,682	8,192,703
Lancaster Colony Corp.	12,676	2,500,975
McCormick & Co., Inc., NVS	81,454	6,751,722
Mondelez International, Inc., Class A	470,013	31,326,366
		133,465,054

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	54,370	$ 6,093,246
National Fuel Gas Co.	40,903	2,589,160
New Jersey Resources Corp.	39,855	1,977,605
ONE Gas, Inc.	34,493	2,611,810
Spire, Inc.	16,400	1,129,304
		14,401,125
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	579,364	63,608,373
Boston Scientific Corp.(a)	486,373	22,504,479
Dexcom, Inc.(a)	246,792	27,946,726
Globus Medical, Inc., Class A(a)(b)	49,427	3,670,943
Haemonetics Corp.(a)(b)	32,275	2,538,429
Hologic, Inc.(a)	159,407	11,925,238
IDEXX Laboratories, Inc.(a)(b)	25,944	10,584,114
Inari Medical, Inc.(a)(b)	30,849	1,960,762
Intuitive Surgical, Inc.(a)	110,766	29,391,758
Lantheus Holdings, Inc.(a)	43,950	2,239,692
Masimo Corp.(a)	19,493	2,883,989
Penumbra, Inc.(a)(b)	15,291	3,401,636
QuidelOrtho Corp.(a)	18,850	1,614,880
ResMed, Inc.	50,547	10,520,347
Shockwave Medical, Inc.(a)	23,080	4,745,479
STAAR Surgical Co.(a)	20,987	1,018,709
Tandem Diabetes Care, Inc.(a)(b)	24,694	1,109,995
		201,665,549
Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.(a)	33,631	2,768,504
Chemed Corp.	6,444	3,289,211
Cigna Corp.	95,479	31,636,012
Elevance Health, Inc.	152,571	78,264,346
Encompass Health Corp.	29,237	1,748,665
HCA Healthcare, Inc.	73,167	17,557,153
HealthEquity, Inc.(a)	53,950	3,325,478
Humana, Inc.	51,622	26,440,272
LHC Group, Inc.(a)	19,773	3,197,097
McKesson Corp.	41,578	15,596,739
Molina Healthcare, Inc.(a)	37,251	12,301,025
Option Care Health, Inc.(a)(b)	98,777	2,972,200
Progyny, Inc.(a)(b)	17,800	554,470
Quest Diagnostics, Inc.	47,986	7,506,930
UnitedHealth Group, Inc.	596,844	316,434,752
		523,592,854
Hotels, Restaurants & Leisure — 1.8%
Boyd Gaming Corp.	29,970	1,634,264
Chipotle Mexican Grill, Inc.(a)(b)	17,685	24,537,761
Choice Hotels International, Inc.	10,464	1,178,665
Churchill Downs, Inc.(b)	21,054	4,451,447
Domino’s Pizza, Inc.	10,427	3,611,913
Hilton Worldwide Holdings, Inc.	82,933	10,479,414
Light & Wonder, Inc., Class A(a)	27,616	1,618,298
Marriott International, Inc., Class A	87,448	13,020,133
McDonald’s Corp.	289,961	76,413,422
Papa John’s International, Inc.	9,256	761,861
Starbucks Corp.	374,057	37,106,454
Texas Roadhouse, Inc.	42,699	3,883,474
Wendy’s Co.	108,766	2,461,375
Wingstop, Inc.(b)	19,123	2,631,707
Wyndham Hotels & Resorts, Inc.	29,386	2,095,516
Yum! Brands, Inc.	115,105	14,742,648
		200,628,352
Security	Shares	Value
Household Durables — 0.1%
DR Horton, Inc.(b)	100,019	$ 8,915,694
Tempur Sealy International, Inc.	109,251	3,750,587
TopBuild Corp.(a)	10,854	1,698,542
		14,364,823
Household Products — 1.5%
Clorox Co.	35,403	4,968,103
Colgate-Palmolive Co.	294,280	23,186,321
Kimberly-Clark Corp.	103,254	14,016,731
Procter & Gamble Co.	832,524	126,177,337
		168,348,492
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	251,188	7,224,167
Ormat Technologies, Inc.	18,379	1,589,416
		8,813,583
Insurance — 2.1%
American Financial Group, Inc.	19,725	2,707,848
Aon PLC, Class A	87,208	26,174,609
Arch Capital Group Ltd.(a)	236,026	14,817,712
Arthur J. Gallagher & Co.	86,159	16,244,418
Brown & Brown, Inc.	88,661	5,051,017
Chubb Ltd.	151,335	33,384,501
Everest Re Group Ltd.	14,471	4,793,808
Globe Life, Inc.	40,342	4,863,228
Hanover Insurance Group, Inc.	13,382	1,808,310
Kinsale Capital Group, Inc.	13,775	3,602,438
Marsh & McLennan Cos., Inc.	202,825	33,563,481
Primerica, Inc.	16,600	2,354,212
Principal Financial Group, Inc.	87,143	7,313,041
Progressive Corp.	373,860	48,493,381
RenaissanceRe Holdings Ltd.	15,616	2,876,936
RLI Corp.	25,768	3,382,565
Selective Insurance Group, Inc.	38,428	3,405,105
Travelers Cos., Inc.	80,664	15,123,693
W R Berkley Corp.	130,305	9,456,234
		239,416,537
Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(a)	3,816,484	336,728,383
Alphabet, Inc., Class C, NVS(a)	3,383,239	300,194,797
		636,923,180
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(a)	2,607,907	219,064,188
Etsy, Inc.(a)	46,678	5,591,091
		224,655,279
IT Services — 5.5%
Accenture PLC, Class A	197,371	52,666,478
Automatic Data Processing, Inc.	264,758	63,240,096
Broadridge Financial Solutions, Inc.	36,078	4,839,142
Concentrix Corp.	27,085	3,606,639
EPAM Systems, Inc.(a)	25,020	8,200,055
Euronet Worldwide, Inc.(a)	14,727	1,389,934
ExlService Holdings, Inc.(a)	21,148	3,583,106
Fiserv, Inc.(a)	279,280	28,226,829
FleetCor Technologies, Inc.(a)	24,918	4,576,938
Gartner, Inc.(a)	50,487	16,970,700
Genpact Ltd.	61,429	2,845,391
Jack Henry & Associates, Inc.	46,511	8,165,471
Mastercard, Inc., Class A	542,234	188,551,029
Paychex, Inc.	116,808	13,498,332
VeriSign, Inc.(a)	28,859	5,928,793

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	1,044,397	$ 216,983,921
WEX, Inc.(a)(b)	27,817	4,552,252
		627,825,106
Leisure Products — 0.1%
Brunswick Corp.	27,390	1,974,271
Polaris, Inc.(b)	18,595	1,878,095
YETI Holdings, Inc.(a)(b)	30,374	1,254,750
		5,107,116
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	113,510	16,986,771
Bio-Techne Corp.	48,536	4,022,664
Bruker Corp.	37,790	2,582,946
Danaher Corp.	418,300	111,025,186
IQVIA Holdings, Inc.(a)	57,021	11,683,033
Medpace Holdings, Inc.(a)	16,103	3,420,438
Mettler-Toledo International, Inc.(a)	9,247	13,366,076
Repligen Corp.(a)(b)	33,000	5,587,230
Thermo Fisher Scientific, Inc.	250,604	138,005,117
Waters Corp.(a)	37,950	13,000,911
		319,680,372
Machinery — 1.7%
AGCO Corp.	20,507	2,844,116
Caterpillar, Inc.	199,510	47,794,616
Chart Industries, Inc.(a)(b)	10,357	1,193,437
Crane Holdings Co.	15,226	1,529,452
Cummins, Inc.	45,824	11,102,697
Deere & Co.	175,271	75,149,194
Donaldson Co., Inc.	50,055	2,946,738
Graco, Inc.	69,977	4,706,653
IDEX Corp.	27,457	6,269,257
Illinois Tool Works, Inc.	91,067	20,062,060
ITT, Inc.	24,333	1,973,406
Lincoln Electric Holdings, Inc.	36,848	5,324,167
Middleby Corp.(a)	16,543	2,215,108
Snap-on, Inc.	19,315	4,413,284
Timken Co.	20,657	1,459,830
Toro Co.	66,588	7,537,762
Watts Water Technologies, Inc., Class A	9,075	1,327,037
		197,848,814
Media — 0.1%
New York Times Co., Class A	52,627	1,708,272
Nexstar Media Group, Inc., Class A(b)	24,087	4,215,948
		5,924,220
Metals & Mining — 0.7%
Commercial Metals Co.	41,884	2,022,997
Freeport-McMoRan, Inc.	912,028	34,657,064
MP Materials Corp., Class A(a)(b)	58,985	1,432,156
Nucor Corp.	163,751	21,584,019
Reliance Steel & Aluminum Co.	37,392	7,569,637
Royal Gold, Inc.	41,901	4,723,081
Steel Dynamics, Inc.	106,577	10,412,573
Worthington Industries, Inc.	9,454	469,958
		82,871,485
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	298,217	6,286,414
Multiline Retail — 0.5%
Dollar General Corp.	144,272	35,526,980
Security	Shares	Value
Multiline Retail (continued)
Dollar Tree, Inc.(a)	134,167	$ 18,976,580
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	18,200	852,488
		55,356,048
Multi-Utilities — 0.3%
Black Hills Corp.	21,581	1,518,008
Sempra Energy	120,208	18,576,944
WEC Energy Group, Inc.	104,529	9,800,639
		29,895,591
Oil, Gas & Consumable Fuels — 8.1%
Antero Midstream Corp.	214,029	2,309,373
Antero Resources Corp.(a)	176,242	5,461,740
APA Corp.	205,185	9,578,036
Chevron Corp.	1,136,340	203,961,667
CNX Resources Corp.(a)(b)	115,162	1,939,328
ConocoPhillips	795,950	93,922,100
Coterra Energy, Inc.	502,555	12,347,776
Devon Energy Corp.	417,697	25,692,542
Diamondback Energy, Inc.	112,447	15,380,501
DT Midstream, Inc.	61,724	3,410,868
EOG Resources, Inc.	374,807	48,545,003
EQT Corp.	233,957	7,914,765
Equitrans Midstream Corp.	126,871	850,036
Exxon Mobil Corp.	2,630,636	290,159,151
Hess Corp.	177,150	25,123,413
HF Sinclair Corp.	37,738	1,958,225
Marathon Oil Corp.(b)	409,145	11,075,555
Marathon Petroleum Corp.	143,369	16,686,718
Matador Resources Co.(b)	71,738	4,106,283
Murphy Oil Corp.	93,346	4,014,811
Occidental Petroleum Corp.(b)	463,934	29,223,203
ONEOK, Inc.	285,173	18,735,866
PBF Energy, Inc., Class A	72,845	2,970,619
PDC Energy, Inc.	58,880	3,737,702
Pioneer Natural Resources Co.	151,635	34,631,918
Range Resources Corp.	154,272	3,859,885
Southwestern Energy Co.(a)	704,508	4,121,372
Targa Resources Corp.	144,649	10,631,701
Williams Cos., Inc.	779,857	25,657,295
		918,007,452
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	45,796	2,711,123
Personal Products — 0.0%
BellRing Brands, Inc.(a)	35,409	907,887
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	1,358,110	97,716,015
Eli Lilly & Co.	503,886	184,341,654
Jazz Pharmaceuticals PLC(a)	40,118	6,391,199
Johnson & Johnson	1,035,440	182,910,476
Merck & Co., Inc.	1,619,534	179,687,297
Pfizer, Inc.	3,585,610	183,726,656
		834,773,297
Professional Services — 0.5%
CACI International, Inc., Class A(a)	9,567	2,875,744
CoStar Group, Inc.(a)	259,529	20,056,401
Equifax, Inc.(b)	38,446	7,472,364
FTI Consulting, Inc.(a)(b)	22,001	3,493,759
Insperity, Inc.	22,776	2,587,354
KBR, Inc.	87,571	4,623,749
Leidos Holdings, Inc.	56,619	5,955,753

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	23,524	$ 2,609,517
Verisk Analytics, Inc.	45,961	8,108,440
		57,783,081
Road & Rail — 0.9%
Avis Budget Group, Inc.(a)(b)	15,913	2,608,618
CSX Corp.	646,884	20,040,466
JB Hunt Transport Services, Inc.(b)	52,876	9,219,459
Knight-Swift Transportation Holdings, Inc.	51,198	2,683,287
Landstar System, Inc.	22,925	3,734,483
Old Dominion Freight Line, Inc.(b)	57,901	16,431,146
Saia, Inc.(a)(b)	9,637	2,020,686
Union Pacific Corp.	196,320	40,651,983
		97,390,128
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(a)	557,493	36,108,822
Allegro MicroSystems, Inc.(a)	16,178	485,664
Amkor Technology, Inc.(b)	64,087	1,536,806
Analog Devices, Inc.	154,073	25,272,594
Applied Materials, Inc.	549,715	53,531,247
Broadcom, Inc.	155,263	86,812,201
Cirrus Logic, Inc.(a)	35,155	2,618,344
Enphase Energy, Inc.(a)	86,844	23,010,186
First Solar, Inc.(a)	63,298	9,481,408
KLA Corp.	90,536	34,134,788
Lam Research Corp.	87,130	36,620,739
Lattice Semiconductor Corp.(a)	87,557	5,680,698
MACOM Technology Solutions Holdings, Inc.(a)(b)	32,643	2,055,856
Microchip Technology, Inc.	172,205	12,097,401
Monolithic Power Systems, Inc.	28,482	10,071,520
NVIDIA Corp.	1,591,010	232,510,202
NXP Semiconductors NV	97,711	15,441,269
ON Semiconductor Corp.(a)(b)	276,141	17,222,914
Power Integrations, Inc.	36,545	2,621,007
QUALCOMM, Inc.	716,285	78,748,373
Silicon Laboratories, Inc.(a)(b)	11,296	1,532,528
SiTime Corp.(a)	5,559	564,906
SolarEdge Technologies, Inc.(a)	35,703	10,113,589
Teradyne, Inc.	48,915	4,272,725
Texas Instruments, Inc.	365,146	60,329,422
Universal Display Corp.	17,506	1,891,348
Wolfspeed, Inc.(a)	35,739	2,467,421
		767,233,978
Software — 8.7%
Adobe, Inc.(a)	139,574	46,970,838
Autodesk, Inc.(a)	75,883	14,180,256
Blackbaud, Inc.(a)	13,138	773,303
Cadence Design Systems, Inc.(a)	175,286	28,157,943
CommVault Systems, Inc.(a)	19,073	1,198,547
Dynatrace, Inc.(a)	128,743	4,930,857
Envestnet, Inc.(a)(b)	9,685	597,564
Fair Isaac Corp.(a)	15,956	9,550,942
Fortinet, Inc.(a)	414,302	20,255,225
Gen Digital, Inc.	195,827	4,196,573
Intuit, Inc.	95,653	37,230,061
Manhattan Associates, Inc.(a)	23,152	2,810,653
Microsoft Corp.	2,761,777	662,329,360
Oracle Corp.	580,316	47,435,030
Paycom Software, Inc.(a)	31,031	9,629,230
Paylocity Holding Corp.(a)	26,308	5,110,592
PTC, Inc.(a)	67,462	8,098,138
Qualys, Inc.(a)	22,092	2,479,385
Security	Shares	Value
Software (continued)
ServiceNow, Inc.(a)	129,058	$ 50,109,350
Synopsys, Inc.(a)	97,623	31,170,048
Teradata Corp.(a)	30,016	1,010,339
Tyler Technologies, Inc.(a)	12,496	4,028,835
		992,253,069
Specialty Retail — 2.7%
AutoNation, Inc.(a)	10,076	1,081,155
AutoZone, Inc.(a)	12,114	29,875,305
Dick’s Sporting Goods, Inc.	17,796	2,140,681
Five Below, Inc.(a)(b)	24,506	4,334,376
Home Depot, Inc.	346,575	109,469,179
Lowe’s Cos., Inc.	273,974	54,586,580
Murphy U.S.A., Inc.	13,260	3,706,700
O’Reilly Automotive, Inc.(a)	39,969	33,735,035
TJX Cos., Inc.	475,120	37,819,552
Tractor Supply Co.	70,572	15,876,583
Ulta Beauty, Inc.(a)	32,702	15,339,527
Williams-Sonoma, Inc.	20,505	2,356,435
		310,321,108
Technology Hardware, Storage & Peripherals — 10.9%
Apple Inc.	9,551,932	1,241,082,525
Super Micro Computer, Inc.(a)	23,440	1,924,424
		1,243,006,949
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(a)(b)	39,447	4,277,238
Deckers Outdoor Corp.(a)	16,910	6,749,796
		11,027,034
Tobacco — 0.7%
Altria Group, Inc.	594,006	27,152,014
Philip Morris International, Inc.	534,743	54,121,339
		81,273,353
Trading Companies & Distributors — 0.3%
Fastenal Co.(b)	179,306	8,484,760
GATX Corp.	11,659	1,239,818
MSC Industrial Direct Co., Inc., Class A	15,032	1,228,114
Watsco, Inc.	21,254	5,300,748
WW Grainger, Inc.	28,652	15,937,675
		32,191,115
Water Utilities — 0.1%
Essential Utilities, Inc.	152,389	7,273,527
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	259,674	36,354,360
Total Long-Term Investments — 99.8% (Cost: $9,781,963,264)		11,349,054,933

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	72,632,219	$ 72,654,009
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	17,677,317	17,677,317
Total Short-Term Securities — 0.8% (Cost: $90,281,461)		90,331,326
Total Investments — 100.6% (Cost: $9,872,244,725)		11,439,386,259
Liabilities in Excess of Other Assets — (0.6)%		(65,174,852)
Net Assets — 100.0%		$ 11,374,211,407
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 58,826,169	$ 13,734,899(a)	$ —	$ 56,625	$ 36,316	$ 72,654,009	72,632,219	$ 608,731(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,116,000	—	(438,683)(a)	—	—	17,677,317	17,677,317	242,541	4
BlackRock, Inc.(c)	35,500,282	7,890,408	(40,836,979)	4,263,811	(6,817,522)	—	—	733,537	—
				$ 4,320,436	$ (6,781,206)	$ 90,331,326		$ 1,584,809	$ 4
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	16	03/17/23	$ 2,021	$ (3,840)
Nasdaq 100 E-Mini Index	26	03/17/23	5,732	(5,460)
S&P 500 E-Mini Index	80	03/17/23	15,444	(43,000)
				$ (52,300)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Core S&P U.S. Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 11,349,054,933	$ —	$ —	$ 11,349,054,933
Short-Term Securities
Money Market Funds	90,331,326	—	—	90,331,326
	$ 11,439,386,259	$ —	$ —	$ 11,439,386,259
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (52,300)	$ —	$ —	$ (52,300)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s